Accounts Receivable, Net	12 Months Ended
Oct. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable as of October 31, 2024 and 2023 are as follows:

	October 31, 2024	October 31, 2023
Accounts receivable	$9,444,056	$2,982,093
Less: Allowance for credit losses	(741,753)	(803,170)
Totals	$8,702,303	$2,178,923

The following table sets forth the movement of allowance for accounts receivable:

	October 31, 2024	October 31, 2023
Balance, at beginning of the year	$803,170	$676,281
Effects on adoption of ASC 326	(3,553)	—
Addition (Reversal)	(79,442)	132,561
Exchange rate difference	21,578	(5,672)
Balance, at end of the year	$741,753	$803,170